Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of fair value measurement of assets [abstract]
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy) and Level 3 assets and liabilities held at fair value disaggregated by product type
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.25	£m	£m	£m	£m
Trading portfolio assets	87,555	89,789	9,879	187,223
Financial assets at fair value through the income statement	7,702	202,019	8,831	218,552
Derivative financial instruments	108	278,097	1,989	280,194
Financial assets at fair value through other comprehensive income	24,755	49,378	3,178	77,311
Investment property	—	—	42	42
Total assets	120,120	619,283	23,919	763,322
Trading portfolio liabilities	(39,606)	(29,275)	(424)	(69,305)
Financial liabilities designated at fair value	(1,576)	(313,061)	(2,848)	(317,485)
Derivative financial instruments	(93)	(262,422)	(2,861)	(265,376)
Total liabilities	(41,275)	(604,758)	(6,133)	(652,166)

As at 31.12.24
Trading portfolio assets	77,761	78,577	10,115	166,453
Financial assets at fair value through the income statement	3,526	181,784	8,424	193,734
Derivative financial instruments	101	291,352	2,077	293,530
Financial assets at fair value through other comprehensive income	25,913	48,407	3,739	78,059
Investment property	—	—	9	9
Total assets	107,301	600,120	24,364	731,785
Trading portfolio liabilities	(27,694)	(28,819)	(395)	(56,908)
Financial liabilities designated at fair value	(181)	(278,785)	(3,258)	(282,224)
Derivative financial instruments	(86)	(276,148)	(3,181)	(279,415)
Total liabilities	(27,961)	(583,752)	(6,834)	(618,547)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

As at 30.06.25	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	5,468	1,843	883	1,199	—	—	—	—	—	486	9,879
Financial assets at fair value through the income statement	6,096	835	178	32	1,187	—	402	—	—	101	8,831
Derivative financial instruments	—	—	—	—	—	—	—	915	617	457	1,989
Financial assets at fair value through other comprehensive income	2,350	67	757	—	4	—	—	—	—	—	3,178
Investment property	—	—	—	—	—	—	—	—	—	42	42
Total assets	13,914	2,745	1,818	1,231	1,191	—	402	915	617	1,086	23,919
Trading portfolio liabilities	—	(36)	—	(325)	—	—	—	—	—	(63)	(424)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,575)	(1,240)	—	—	(16)	(2,848)
Derivative financial instruments	—	—	—	—	—	—	—	(774)	(1,349)	(738)	(2,861)
Total liabilities	—	(36)	—	(325)	(17)	(1,575)	(1,240)	(774)	(1,349)	(817)	(6,133)

As at 31.12.24	Loans	Corporate debt	Asset backed securities	Government debt	Private equity investments	Issued debt	Reverse repurchase and repurchase agreements	Interest rate derivatives	Equity derivatives	Other products[1]	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,146	1,590	991	1,018	—	—	—	—	—	370	10,115
Financial assets at fair value through the income statement	5,455	913	139	35	1,166	—	539	—	—	177	8,424
Derivative financial instruments	—	—	—	—	—	—	—	1,193	481	403	2,077
Financial assets at fair value through other comprehensive income	2,858	108	757	12	4	—	—	—	—	—	3,739
Investment property	—	—	—	—	—	—	—	—	—	9	9
Total assets	14,459	2,611	1,887	1,065	1,170	—	539	1,193	481	959	24,364
Trading portfolio liabilities	—	(374)	(6)	—	—	—	—	—	—	(15)	(395)
Financial liabilities designated at fair value	—	—	—	—	(17)	(1,842)	(1,379)	—	—	(20)	(3,258)
Derivative financial instruments	—	—	—	—	—	—	—	(1,013)	(1,219)	(949)	(3,181)
Total liabilities	—	(374)	(6)	—	(17)	(1,842)	(1,379)	(1,013)	(1,219)	(984)	(6,834)
1 Other products include funds and fund-linked products, equity cash products, investment property, credit derivatives and foreign exchange derivatives.

Analysis of movements in Level 3 assets and liabilities
The following table summarises the movements in the balances of Level 3 assets and liabilities during the six-month period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability transfers between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities
	As at 01.01.25					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.25
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	10,115	4,125	(3,524)	—	(1,147)	136	—	—	439	(265)	9,879
Financial assets at fair value through the income statement	8,424	2,469	(1,200)	—	(573)	(75)	8	—	63	(285)	8,831
Financial assets at fair value through other comprehensive income	3,739	566	(1,447)	—	(6)	2	29	—	307	(12)	3,178
Investment property	9	33	—	—	—	—	—	—	—	—	42
Trading portfolio liabilities	(395)	(46)	28	—	—	37	—	—	(57)	9	(424)
Financial liabilities designated at fair value	(3,258)	—	91	(617)	31	88	—	—	(179)	996	(2,848)
Net derivative financial instruments[1]	(1,104)	(17)	249	—	—	166	3	—	(34)	(135)	(872)
Total	17,530	7,130	(5,803)	(617)	(1,695)	354	40	—	539	308	17,786

Analysis of movements in Level 3 assets and liabilities
	As at 01.01.24					Total gains and (losses) in the period recognised in the income statement		Total gains and (losses) in the period recognised in OCI	Transfers		As at 30.06.24
		Purchases	Sales	Issues	Settlements	Trading income[2]	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	6,509	3,113	(1,007)	—	(714)	(7)	—	—	1,046	(214)	8,726
Financial assets at fair value through the income statement	8,249	2,804	(1,484)	—	(380)	(19)	174	—	291	(118)	9,517
Financial assets at fair value through other comprehensive income	1,078	1,854	(42)	—	—	1	11	—	—	(448)	2,454
Investment property	2	—	(1)	—	—	—	—	—	—	—	1
Trading portfolio liabilities	(368)	(24)	17	—	—	18	—	—	(34)	6	(385)
Financial liabilities designated at fair value	(1,222)	(6)	28	(627)	16	(27)	(21)	—	(881)	248	(2,492)
Net derivative financial instruments[1]	(1,113)	(182)	32	(19)	(169)	(181)	—	—	21	109	(1,502)
Total	13,135	7,559	(2,457)	(646)	(1,247)	(215)	164	—	443	(417)	16,319

1Derivative financial instruments are presented on a net basis. On a gross basis, derivative financial assets were £1,989m (June 2024: £2,833m) and derivative financial liabilities were £(2,861)m (June 2024: £(4,335)m).
2Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
The following table discloses the unrealised gains and losses recognised in the six-month period arising on Level 3 assets and liabilities held at the period end:

	Half year ended 30.06.25				Half year ended 30.06.24
	Income statement		Other comprehensive income	Total	Income statement		Other comprehensive income	Total
	Trading income[1]	Other income			Trading income[1]	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	21	—	—	21	(2)	—	—	(2)
Financial assets at fair value through the income statement	(74)	7	—	(67)	1	47	—	48
Financial assets at fair value through other comprehensive income	1	28	—	29	1	11	—	12
Investment property	—	—	—	—	—	—	—	—
Trading portfolio liabilities	34	—	—	34	17	—	—	17
Financial liabilities designated at fair value	87	—	—	87	(29)	(10)	—	(39)
Net derivative financial instruments	164	3	—	167	(180)	—	—	(180)
Total	233	38	—	271	(192)	48	—	(144)
1Trading income represents gains and losses on Level 3 financial instruments which in the majority are offset by losses and gains on financial instruments disclosed in Level 2.
Sensitivity analysis of valuations using unobservable inputs

Sensitivity analysis of valuations using unobservable inputs (Relates to Level 3 Portfolios)

	As at 30.06.25				As at 31.12.24
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Loans	306	38	(285)	(38)	653	43	(766)	(43)
Corporate debt	77	1	(49)	(1)	87	—	(56)	—
Asset backed securities	83	8	(57)	(8)	57	4	(40)	(4)
Government debt	54	—	(62)	—	47	—	(56)	—
Private equity investments	230	1	(230)	(1)	232	—	(232)	—
Interest rate derivatives	85	—	(158)	—	98	—	(212)	—
Equity derivatives	221	—	(261)	—	199	—	(269)	—
Other Products[1]	84	—	(99)	—	92	—	(104)	—
Total	1,140	48	(1,201)	(48)	1,465	47	(1,735)	(47)
1Other products includes funds and fund linked products, equity cash products, credit derivatives and foreign exchange derivatives.

Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.25	As at 31.12.24
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(536)	(542)
Uncollateralised derivative funding	28	19
Derivative credit valuation adjustments	(189)	(184)
Derivative debit valuation adjustments	117	108

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet:

	As at 30.06.25		As at 31.12.24
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	69,936	69,528	68,210	67,354
Loans and advances at amortised cost	347,828	345,952	346,273	343,016
Reverse repurchase agreements and other similar secured lending	7,917	7,917	4,734	4,734

Financial liabilities
Deposits at amortised cost	(564,535)	(564,669)	(560,663)	(560,393)
Repurchase agreements and other similar secured borrowing	(35,469)	(35,469)	(39,415)	(39,415)
Debt securities in issue	(104,910)	(106,837)	(92,402)	(94,463)
Subordinated liabilities	(12,529)	(12,978)	(11,921)	(12,434)